SUPPLEMENT DATED JULY 28, 2005 TO THE
                                                    PROSPECTUS DATED MAY 2, 2005

                                                       PIONEER ANNUISTAR ANNUITY
                                                 PIONEER ANNUISTAR VALUE ANNUITY
                                                  PIONEER ANNUISTAR PLUS ANNUITY
                TRAVELERS LIFE & ANNUITY PIONEER ANNUISTAR FLEX VARIABLE ANNUITY

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Variable Annuity Contract Prospectuses listed above. Please retain this supplement and keep it with the prospectus for future reference.

The Underlying Funds listed below have changed their names, effective May 1, 2005. All references in the Variable Annuity Contract Prospectuses to the Former Name are hereby deleted and replaced with the Current Name.


                  FORMER NAME                                           CURRENT NAME
                  -----------                                           ------------
Pioneer Papp America-Pacific Rim VCT Portfolio-               Pioneer AmPac Growth VCT Portfolio-
Class II                                                      Class II

Pioneer Papp Small and Mid Cap Growth VCT Portfolio           Pioneer Small and Mid Cap Growth VCT
Class II                                                      Portfolio-Class II














July 2005                                                          17945-00-0805
L-24540